DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2012
Entity Registrant Name	Tower International, Inc.
Entity Central Index Key	0001485469
Entity Filer Category	Accelerated Filer
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2012